Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Real Estate Fund), Class A)	0 Months Ended
Aug. 28, 2012
(Oppenheimer Real Estate Fund) | Class A
Bar Chart Table:
Annual Return 2003	39.73%
Annual Return 2004	36.30%
Annual Return 2005	14.14%
Annual Return 2006	35.52%
Annual Return 2007	(14.78%)
Annual Return 2008	(39.27%)
Annual Return 2009	29.97%
Annual Return 2010	27.18%
Annual Return 2011	8.12%